Investment Securities (Impairments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pre-tax, Other-Than-Temporary Impairments on Investment Securities
Total pre tax, OTTI recognized	$ 322	$ 756	$ 190
Less: pre-tax, OTTI recognized in AOCI	(4)	(31)	(52)
Pre-tax, OTTI recognized in earnings	318	725	138
Other Than Temporary Impairment Related To Equity Securities	$ 221	$ 15	$ 37